GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 19.0%
	COMMODITY - 3.0%
186,155	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$ 2,466,554
84,220	iShares Gold Trust(a),(b)			6,836,137
				9,302,691
	EQUITY - 13.4%
11,020	iShares Core S&P 500 ETF			7,548,039
12,370	iShares MSCI ACWI ETF			1,750,231
26,388	iShares MSCI ACWI ex U.S. ETF			1,771,426
18,147	iShares MSCI EAFE ETF			1,742,656
23,743	iShares MSCI EAFE Small-Cap ETF			1,840,795
31,790	iShares MSCI Emerging Markets ETF			1,739,231
5,004	iShares Russell 1000 ETF			1,868,694
7,039	iShares Russell 2000 ETF			1,732,720
17,932	iShares Russell Mid-Cap ETF			1,726,314
19,447	iShares U.S. Real Estate ETF			1,825,879
145,174	Vanguard FTSE Developed Markets ETF			9,069,021
130,912	Vanguard FTSE Emerging Markets ETF			7,037,829
12,909	Vanguard Real Estate ETF			1,142,317
				40,795,152
	FIXED INCOME - 2.6%
25,680	iShares 7-10 Year Treasury Bond ETF			2,469,389
96,628	Vanguard Long-Term Treasury ETF			5,391,842
				7,861,231

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,902,063)			57,959,074

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 38.1%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.1%
10,000,000	Federal Home Loan Banks(c)	2.5000	06/30/26	9,932,401
14,000,000	Federal Home Loan Banks(c)	1.7500	07/21/26	13,875,525
10,000,000	Federal Home Loan Banks(c)	1.7500	06/30/27	9,788,366
10,000,000	Federal Home Loan Banks(c)	1.5000	01/28/28	9,762,823
10,000,000	Federal Home Loan Banks(c)	1.6250	02/24/28	9,743,405
14,750,000	Federal Home Loan Banks(c)	1.5000	02/25/28	14,368,452

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 38.1% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.1% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.7500	08/16/28	$ 9,677,144
9,900,000	Federal Home Loan Banks(c)	2.0000	08/24/28	9,706,639
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,821,297
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,992,879
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,823,201
1,881,536	Government National Mortgage Association	2.5000	12/20/49	1,659,884
	TOTAL BONDS & NOTES (Cost $118,542,878)			116,152,016

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 12.7%
	U.S. TREASURY BILLS — 12.7%
8,000,000	United States Treasury Bill(d)	3.1100	01/15/26	7,989,775
8,000,000	United States Treasury Bill(d)	3.4000	02/05/26	7,973,270
15,000,000	United States Treasury Bill(d)	3.4900	03/03/26	14,911,519
8,000,000	United States Treasury Bill(d)	3.5500	04/02/26	7,929,050
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $38,789,929)			38,803,614

Shares				Fair Value
	SHORT-TERM INVESTMENT — 22.7%
	MONEY MARKET FUND - 22.7%
69,219,169	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 3.64%(b)(e) (Cost $69,219,169)			69,219,169

	TOTAL INVESTMENTS - 92.5% (Cost $270,454,039)			$ 282,133,873
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%			23,034,028
	NET ASSETS - 100.0%			$ 305,167,901

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
174	CBOT 10 Year US Treasury Note	03/20/2026	$ 19,564,125	$ (127,376)
118	CBOT 2 Year US Treasury Note Future	03/31/2026	24,637,109	5,398
192	CBOT 5 Year US Treasury Note	03/31/2026	20,986,500	(56,312)
28	CBOT US Treasury Bond Futures	03/20/2026	3,236,625	(43,875)
253	CME Australian Dollar Currency Future	03/16/2026	16,882,690	33,579
347	CME British Pound Currency Future	03/16/2026	29,187,038	(24,494)
406	CME Canadian Dollar Currency Future	03/17/2026	29,686,720	67,785
1	CME E-Mini NASDAQ 100 Index Future	03/20/2026	509,135	(1,690)
61	CME E-Mini Standard & Poor's 500 Index Future	03/20/2026	21,022,125	(40,183)
21	CME E-Mini Standard & Poor's MidCap 400 Index	03/2302026	6,982,920	(9,100)
169	CME Euro Foreign Exchange Currency Future	03/16/2026	24,885,250	140,870
17	CME Feeder Cattle Future(b)	03/26/2026	2,935,263	27,700
4	CME Lean Hogs Future(b)	02/13/2026	136,160	(770)
16	CME Live Cattle Future(b)	02/27/2026	1,482,240	10,670
486	CME Mexican Peso Currency Future	03/16/2026	13,394,160	156,730
74	CME New Zealand Dollar Currency Future	03/16/2026	4,268,320	(36,580)
44	CME Swiss Franc Currency Future	03/16/2026	6,989,125	(27,800)
36	COMEX Copper Future(b)	03/27/2026	5,113,800	382,675
68	COMEX Gold 100 Troy Ounces Future(b)	02/25/2026	29,519,480	1,462,040
9	COMEX Silver Future(b)	03/27/2026	3,177,135	908,235
22	Eurex DAX Index Future	03/20/2026	15,953,360	209,531
66	Euro-BTP Italian Bond Futures	03/06/2026	9,318,468	(17,079)
112	FTSE 100 Index Future	03/20/2026	15,008,722	227,517
24	HKG Hang Seng Index Future	01/29/2026	3,954,607	(56,045)
35	ICE Gas Oil Future(b)	02/12/2026	2,170,000	575
132	ICE US MSCI Emerging Markets EM Index Futures	03/20/2026	9,315,240	51,540
39	LME Copper Future(b)	03/16/2026	12,129,488	1,503,725
51	LME Nickel Future(b)	03/16/2026	5,091,512	454,863
132	LME Primary Aluminum Future(b)	03/16/2026	9,881,751	616,570
103	LME Zinc Future(b)	03/16/2026	8,031,219	251,344
100	Long Gilt Future	03/27/2026	12,316,838	77,439
8	NYBOT CSC C Coffee Future(b)	03/19/2026	1,046,250	(103,538)
4	NYBOT CTN Frozen Concentrated Orange Juice A(b)	03/11/2026	120,720	2,377
3	NYMEX Palladium Future(b)	03/27/2026	495,420	(65,330)
873	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	02/27/2026	9,176,103	100,058
76	SGX Nikkei 225 Stock Index Future	03/12/2026	12,238,538	208,428
890	Three Month SONIA Index Futures	09/15/2027	289,586,226	(11,711)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ 6,277,766

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
1,900	3 Month Euro Euribor Future	09/13/2027	$ 545,145,088	$ 193,916
730	CBOT 30 Day Federal Funds Future	04/30/2026	293,559,524	(5,231)
341	CBOT Corn Future(b)	03/13/2026	7,506,263	2,575
24	CBOT Oats Future(b)	03/13/2026	363,000	16,675

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
43	CBOT Rough Rice Future(b)	03/13/2026	$ 853,550	$ 40,210
58	CBOT Soybean Future(b)	03/13/2026	3,037,750	83,088
376	CBOT Soybean Meal Future(b)	03/13/2026	11,257,440	158,370
54	CBOT Soybean Oil Future(b)	03/13/2026	1,573,344	9,054
240	CBOT Wheat Future(b)	03/13/2026	6,084,000	81,600
223	CME Japanese Yen Currency Future	03/16/2026	17,891,569	234,984
59	Eurex 10 Year Euro BUND Future	03/06/2026	8,842,375	52,261
990	Eurex 2 Year Euro SCHATZ Future	03/06/2026	124,203,596	(16,637)
37	Eurex 30 Year Euro BUXL Future	03/06/2026	4,786,701	73,763
329	Eurex 5 Year Euro BOBL Future	03/06/2026	44,897,368	55,167
131	Euro-OAT Future	03/06/2026	18,558,846	(63,636)
24	ICE Brent Crude Oil Future(b)	03/06/2026	1,460,400	(12,480)
10	LME Copper Future(b)	03/16/2026	3,110,125	(398,625)
66	LME Nickel Future(b)	03/16/2026	6,589,016	(734,156)
2	LME Primary Aluminum Future(b)	03/16/2026	149,724	(4,174)
1	LME Zinc Future(b)	03/16/2026	77,973	(1,023)
13	NYBOT CSC Cocoa Future(b)	03/16/2026	788,450	26,200
503	NYBOT CSC Number 11 World Sugar Future(b)	02/27/2026	8,456,034	782,096
453	NYBOT CTN Number 2 Cotton Future(b)	03/09/2026	14,557,155	253,870
326	NYBOT FINEX United States Dollar Index Future	03/16/2026	31,963,322	218,068
21	NYMEX Light Sweet Crude Oil Future(b)	01/20/2026	1,205,820	13,650
14	NYMEX NY Harbor ULSD Futures(b)	01/30/2026	1,247,442	20,160
70	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	01/30/2026	5,042,100	(28,119)
275	Three-Month SOFR Futures	09/13/2027	66,553,438	58,200
76	TSE Japanese 10 Year Bond Futures	03/13/2026	64,248,348	725,635
109	WCE Canola Future(b)	03/13/2026	956,769	25,015
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$1,860,476

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 8,138,242

ACWI	- All Country World Index
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2025.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.